Financing Receivable, Net - Summary of Amortized Cost within Each Credit Quality Indicator by Year of Origination for Five Origination Years and Beyond (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financing receivables credit quality indicator
Loans originated in 2019	¥ 100
Loans originated in 2020	14,151
Loans originated in 2021	178,549
Loans originated in 2022	6,759,694
Total financing receivables (excluding accrued interest receivable)	6,952,494	¥ 4,340,966
1-29 Days Past Due
Financing receivables credit quality indicator
Loans originated in 2019	4
Loans originated in 2020	292
Loans originated in 2021	5,143
Loans originated in 2022	146,345
Total financing receivables (excluding accrued interest receivable)	151,784	139,503
30-59 Days Past Due
Financing receivables credit quality indicator
Loans originated in 2019	7
Loans originated in 2020	131
Loans originated in 2021	3,475
Loans originated in 2022	94,676
Total financing receivables (excluding accrued interest receivable)	98,289	39,346
60-89 Days Past Due
Financing receivables credit quality indicator
Loans originated in 2019	7
Loans originated in 2020	145
Loans originated in 2021	3,607
Loans originated in 2022	77,893
Total financing receivables (excluding accrued interest receivable)	81,652	29,103
90-179 Days Past Due
Financing receivables credit quality indicator
Loans originated in 2019	70
Loans originated in 2020	500
Loans originated in 2021	17,413
Loans originated in 2022	191,755
Total financing receivables (excluding accrued interest receivable)	209,738	76,694
Total Past Due
Financing receivables credit quality indicator
Loans originated in 2019	88
Loans originated in 2020	1,068
Loans originated in 2021	29,638
Loans originated in 2022	510,669
Total financing receivables (excluding accrued interest receivable)	541,463	284,646
Current
Financing receivables credit quality indicator
Loans originated in 2019	12
Loans originated in 2020	13,083
Loans originated in 2021	148,911
Loans originated in 2022	6,249,025
Total financing receivables (excluding accrued interest receivable)	¥ 6,411,031	¥ 4,056,320